John Deere Owner Trust 2022-C				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$310,000,000 Class A-1 4.14000% Asset Backed Notes due October 16, 2023
$439,211,000 Class A-2 4.98% Asset Backed Notes due August 15, 2025
$439,211,000 Class A-3 5.09% Asset Backed Notes due June 15, 2027
$82,246,000 Class A-4 5.20% Asset Backed Notes due September 17, 2029
$32,581,392 Overcollateralization

Scheduled Payment Date (30/360)				15-Jul-25
Actual Payment Date (A/360)				15-Jul-25
Collection Period Begin Date				26-May-25
Collection Period End Date				22-Jun-25
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				29

(1)	Total Distribution Amount:			$18,331,407.48
	(a)	Total cash receipts during the month:		$18,215,086.30
	(b)	Administrative repurchases during the month:		$70,870.37
	(c)	Investment earnings on cash accounts:		$45,450.81
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$1,189,504.30
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$833,104.97
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$356,399.33
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$16,045,168.06
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$16,045,168.06
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$16,045,168.06

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$17,234,672.36

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,032,494.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$13,032,494.00
	(f)	Specified Reserve Account Balance:	$13,032,494.00

(7)	Servicing Fee:		$269,634.38
	(a)	Amount of Servicing Fee earned:	$269,634.38
	(b)	Amount of Servicing Fee paid:	$269,634.38
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$827,000.74

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$306,118,170.24

	(b)	Note Value as of the end of the related Collection Period:	$295,192,040.01

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$32,581,392.00

	(d)	Number of Accounts at the end of the related Collection Period:	10,611

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$180,364,648.30
		(ii) Class A-3 Note Pool Factor:	0.4106560

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$82,246,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$11,015.28
		(ii) % of Pool Balance:	0.00%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$93,657.83
	(ii)	Cumulative amount of net losses:	$4,506,444.24
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.31%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.23%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	11,024
	(b)	Number of loans at the end of the period:	10,611
	(c)	Weighted average remaining term on receivables:	18.11
	(d)	Prepayment amount - monthly:	($9,621,887.62)
	(e)	Prepayment amount - life-to-date:	$127,371,006.86
	(f)	Weighted average APR of the pool assets:	2.84%
	(g)	Pool Factor:	0.21

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	3.23%
	(c)	Delinquency Trigger Occurred: Y/N	N